Consolidated Statements of Changes in Shareholders' Equity ¥ in Millions, $ in Millions		CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares		Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Non-controlling interests CNY (¥)
Balance (in shares) at Dec. 31, 2020 | shares				3,129,793,833		(26,294,794)
Balance at Dec. 31, 2020		¥ 204,486		¥ 0	[1]	¥ (1,218)	¥ 153,358	¥ 1,533	¥ (3,548)	¥ 37,418	¥ 16,943
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		463		¥ 0	[1]		463
Issuance of ordinary shares (in shares) | shares				1,914,998
Issuance of Class A ordinary shares reserved for future exercise/vesting of share-based awards	[1]			¥ 0		¥ 0
Issuance of Class A ordinary shares reserved for future exercise /vesting of share-based awards (in shares) | shares				27,600,000		(27,600,000)
Repurchase of ordinary shares		(5,246)				¥ (5,246)
Repurchase of ordinary shares (in shares) | shares						(20,429,654)
Accretion of convertible redeemable non-controlling interests		(16)								(16)
Exercise of share-based awards		50				¥ 252	(195)				(7)
Exercise of share-based awards (in shares) | shares						1,962,856
Share-based compensation and vesting of share-based awards		10,270				¥ 3,244	2,124				4,902
Share-based compensation and vesting of share-based awards (in shares) | shares						23,844,410
Net income/(loss)		(4,467)								(3,544)	(923)
Foreign currency translation adjustments		(2,872)							(2,542)		(330)
Statutory reserves								53		(53)
Change of the capital from non-controlling interest shareholders		26,832					15,960				10,872
Conversion of JD Logistics preferred shares		16,403					11,799				4,604
Reorganization of JD Cloud & AI		(901)					(901)
Acquisition of subsidiaries and assets		600					0				600
Share of changes in the equity investee's capital accounts		(30)					(30)
Balance at Dec. 31, 2021		245,572		¥ 0	[1]	¥ (2,968)	182,578	1,586	(6,090)	33,805	36,661
Balance (in shares) at Dec. 31, 2021 | shares				3,159,308,831		(48,517,182)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		448		¥ 0	[1]		448
Issuance of ordinary shares (in shares) | shares				2,164,236
Issuance of Class A ordinary shares reserved for future exercise/vesting of share-based awards	[1]			¥ 0		¥ 0
Issuance of Class A ordinary shares reserved for future exercise /vesting of share-based awards (in shares) | shares				18,200,000		(18,200,000)
Dividends		(12,994)								(12,994)
Repurchase of ordinary shares		(1,823)				¥ (1,823)
Repurchase of ordinary shares (in shares) | shares						(10,020,406)
Accretion of convertible redeemable non-controlling interests		(8)								(8)
Exercise of share-based awards		1,057				¥ 654	403				0
Exercise of share-based awards (in shares) | shares						9,620,476
Share-based compensation and vesting of share-based awards		7,683				¥ 1,644	2,416				3,623
Share-based compensation and vesting of share-based awards (in shares) | shares						23,123,292
Net income/(loss)		9,691								10,388	(697)
Foreign currency translation adjustments		7,810							5,131		2,679
Statutory reserves								1,887		(1,887)
Change of the capital from non-controlling interest shareholders		2,623					(1,801)				4,424
Acquisition of subsidiaries and assets		13,868									13,868
Disposal of subsidiaries		(392)					(1)				(391)
Share of changes in the equity investee's capital accounts		(2)					(2)
Balance at Dec. 31, 2022		273,533		¥ 0	[1]	¥ (2,493)	184,041	3,473	(959)	29,304	60,167
Balance (in shares) at Dec. 31, 2022 | shares				3,179,673,067		(43,993,820)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		472		¥ 0	[1]		472
Issuance of ordinary shares (in shares) | shares				3,761,270
Dividends		(6,784)								(6,784)
Repurchase of ordinary shares		(2,497)				¥ (2,497)
Repurchase of ordinary shares (in shares) | shares						(22,678,980)
Exercise of share-based awards		47				¥ 120	(73)
Exercise of share-based awards (in shares) | shares						1,485,726
Share-based compensation and vesting of share-based awards		4,872				¥ 1,461	453				2,958
Share-based compensation and vesting of share-based awards (in shares) | shares						19,416,652
Net income/(loss)		23,257	$ 3,275							24,167	(910)
Translation adjustments and hedge of net investments in foreign operations, net of tax		1,374							1,862		(488)
Statutory reserves								2,636		(2,636)
Change of the capital from non-controlling interest shareholders		1,491					(690)				2,181
Share of changes in the equity investee's capital accounts		1					1
Balance at Dec. 31, 2023		¥ 295,766	$ 41,658	¥ 0	[1]	¥ (3,409)	¥ 184,204	¥ 6,109	¥ 903	¥ 44,051	¥ 63,908
Balance (in shares) at Dec. 31, 2023 | shares				3,183,434,337		(45,770,422)

[1]	Absolute amount is less than RMB1 million.